Shareholder Report, Average Annual Return (Details) 194877_Founders 100 ETF_TF_TSR Annual {TF}		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Founders 100 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Founders 100 ETF NAV
Average Annual Return, Percent	(1.42%)
Wilshire 5000 Total Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Wilshire 5000 Total Market Index
Average Annual Return, Percent	1.65%